Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2016
Investment in Operating Leases

Investment in operating leases at March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Transportation equipment	¥934,430	¥1,076,697
Measuring and information-related equipment	236,922	239,262
Real estate	590,388	531,155
Other	19,767	21,343

	1,781,507	1,868,457
Accumulated depreciation	(506,801)	(542,868)

Net	1,274,706	1,325,589
Accrued rental receivables	21,514	23,610

	¥1,296,220	¥1,349,199

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Depreciation expenses	¥166,234	¥177,038	¥184,768
Various expenses	50,334	61,119	60,301

	¥216,568	¥238,157	¥245,069

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2017	¥196,417
2018	138,642
2019	94,783
2020	59,821
2021	34,586
Thereafter	62,532

Total	¥586,781